Investments Accounted for Using the Equity Method (Investment in Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Share of net profits / (losses)	¥ (188,549)	¥ 825,132	¥ 678,077
Associates [member]
Disclosure of associates [line items]
As at 1 January	3,812,845	5,146,160
Additions	96,672	26,000
Decrease caused by associate's capital reduction	0	(1,460,258)
Share of net profits / (losses)	(188,549)	825,132
Other comprehensive income	(23,771)	16,639
Cash dividends distribution	(669,565)	(712,436)
Impairment	0	(28,392)
As at 31 December	¥ 3,027,632	¥ 3,812,845	¥ 5,146,160